Deferred Policy Acquisition Costs, Net (Details) - Schedule of deferred policy acquisition costs - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred policy acquisition costs [Abstract]
Deferred policy acquisition costs	$ 11,069	$ 10,511	$ 9,731
Less deferred ceding commission	(95)	(1,202)	(1,242)
Less accumulated amortization	(9,359)	(8,653)	(7,068)
Deferred policy acquisition costs, net	$ 1,615	$ 656	$ 1,421